Note 3 - Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Total property and equipment	$ 2,409,345	$ 3,351,097
Accumulated depreciation and impairment	(1,337,407)	(844,359)
Property and equipment, net	1,071,938	2,506,738
Banner Midstream Corp. [Member]
Total property and equipment		3,351,097	$ 3,200,365
Accumulated depreciation and impairment		(844,359)	(409,848)
Property and equipment, net		2,506,738	2,790,517
Leasehold Improvements [Member]
Total property and equipment	0	18,052
Leasehold Improvements [Member] | Banner Midstream Corp. [Member]
Total property and equipment		18,052	18,052
Machinery and Equipment [Member]
Total property and equipment	$ 2,409,345	3,333,045
Machinery and Equipment [Member] | Banner Midstream Corp. [Member]
Total property and equipment		$ 3,333,045	$ 3,182,313